Notes to the consolidated statements of income - Net interest (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Notes to the consolidated statements of income
Interest expense	€ 80,246,000	€ 89,097,000	€ 184,377,000	€ 210,511,000
Interest income	€ (4,051,000)	€ (5,869,000)	€ 20,104,000	€ 22,817,000